SHARE CAPITAL (Tables)	3 Months Ended
Mar. 31, 2024
SCHEDULE OF STOCK OPTIONS OUTSTANDING

A summary of the stock options outstanding for the three months ended March 31, 2024 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2023	3,237	267.9
Granted during the period	526	402.8
Exercised during the period	-	-

Outstanding at December 31, 2023	3,763	$286.9
Granted during the period	3,421	100.7
Cancelled during the period	(2,974)	320.6

Outstanding at March 31, 2024	4,210	139.7
Exercisable at March 31, 2024	2,631	$141.9

SCHEDULE OF ADDITIONAL STOCK OPTIONS OUTSTANDING

Additional information regarding stock options outstanding as of March 31, 2024, is as follows:

Outstanding		Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

789	2.00	$155.8	789	$155.8
3,421	4.79	$135.9	1,842	$135.9

4,210	4.27	$139.67	2,631	$141.9

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2024	2023
Weighted average fair value of options granted	$0.57	$1.61
Risk-free interest rate	3.4%	3.76%
Estimated life (in years)	5	5
Expected volatility	108.75%	100.64%
Expected dividend yield	0%	0%